Related Party Balances and Transactions - Schedule of Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Due to ultimate controlling shareholders [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 971,214	$ 124,782	$ 11,558,995
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	971,214	124,782	11,558,995
Related party balances accounts payable			16,568
Starlux Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control by Mr. Jordan Lee
LingXpert Language Services Limited (“Lingxpert”) [Member]
Related Party Transaction [Line Items]
Nature of relationships	A wholly owned subsidiary of Starlux Limited
Green IPO Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A wholly owned subsidiary of Lingxpert and it is no longer a related party in 2025.
YHY Holdings Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
Ren Restaurants Limited [Member]
Related Party Transaction [Line Items]
Nature of relationships	A company under the control of Mr. Jordan Lee
Lingxpert [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party balances accounts payable			$ 16,568